Deferred Tax Assets And Deferred Tax Liabilities - Summary Of Deductible Losses That Are Not Recognized As Deferred Tax Assets Expiration (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	¥ 2,432,434	¥ 1,423,385
2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets		7,182
2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	7,433	29,333
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	124,678	20,462
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	365,455	27,549
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	71,574	85,463
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	169,894
No due date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	¥ 1,693,400	¥ 1,253,396